SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 9. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than as described below or in these financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.
As described in Note 1, the Company consummated the Mergers on January 7, 2021.
Legal Proceedings
On October 29, 2020, Paul Chaplin, a purported stockholder of SCH, filed a lawsuit in the Supreme Court of the State of New York, County of New York, captioned Paul Chaplin v. Social Capital Hedosophia Holdings Corp. III, et al., case number 655802/2020, against SCH and the members of its board of directors (the “Chaplin Complaint”). The Chaplin Complaint asserts a breach of fiduciary duty claim against the individual defendants and an aiding and abetting claim against SCH in connection with the proposed business combination. The Chaplin Complaint alleged, among other things, that (i) defendants engaged in a flawed and unfair sales process and agreed to inadequate consideration in connection with the proposed Business Combination, and (ii) that our Registration Statement on Form S-4 filed with the SEC on October 20, 2020 in connection with the proposed Business Combination is materially misleading and incomplete. The Chaplin Complaint sought, among other things, to enjoin the proposed Business Combination, rescind the transaction or award rescissory damages to the extent it is consummated, and an award of attorneys’ fees and expenses. On January 6, 2021, Chaplin and the Company entered into a confidential settlement agreement, pursuant to which Chaplain released their claims against the Company and the other defendants, and the Company agreed to pay certain fees and expenses to counsel for Chaplin.

In February 2021, several putative class actions and a derivative action were filed against the Company and some of its officers alleging,

inter alia
, violations of sections 10(b) and 20(a) of the Exchange Act, Rule 10b-5 promulgated under the Exchange Act, and sections 11 and 15 of the Securities Act. These cases are in early stages, and we are unable to reasonably determine the outcome or estimate the loss in connection with these complaints, and as such, have not recorded a loss contingency
.